DIVIDENDS - Additional Information (Detail) - USD ($)											12 Months Ended
	Feb. 18, 2016	Dec. 04, 2015	Sep. 04, 2015	Jun. 05, 2015	Mar. 16, 2015	Dec. 04, 2014	Sep. 04, 2014	Jun. 06, 2014	Apr. 16, 2014	Feb. 25, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Dividends [Line Items]
Aggregate dividend payment on consolidated net income attributable to Melco Crown Entertainment Limited, percentage										30.00%
Commencement period of new dividend policy										First quarter of 2014
Dividends Paid Amount Per Share		$ 0.0061	$ 0.0045	$ 0.0112	$ 0.0171	$ 0.0239	$ 0.0259	$ 0.0431	$ 0.1147
Dividends											$ 62,850,000	$ 342,718,000	$ 0
Dividends paid											62,850,000	342,718,000	$ 0
Additional Paid-in Capital [Member]
Dividends [Line Items]
Dividends									$ 189,459,000		0	189,459,000
Retained Earnings [Member]
Dividends [Line Items]
Dividends											$ 62,850,000	$ 153,259,000
Subsequent Event [Member]
Dividends [Line Items]
Dividends Payable Amount Per Share	$ 0.2146
Dividend payable date	Mar. 16, 2016
Dividends Payable, Date of Record	Mar. 01, 2016